Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Securities:
Held-to-maturity (fair value of $43,204 and $21,127)		$ 43,312
Loans (includes $422 and $21, at fair value)	[1]	63,703		$ 59,132
Allowance for loan losses		(157)		(191)
Goodwill		17,618		17,869
Intangible assets		3,842		4,127
Other assets (includes $1,087 and $1,916, at fair value)		19,626		20,490
Total assets		393,780		385,303
Deposits:
Long-term debt (includes $359 and $347, at fair value)		21,547		20,264
Total liabilities		354,805		346,600
Temporary equity
Redeemable noncontrolling interests		200		229
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 25,826 and 15,826 shares	[2]	2,552		1,562
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,312,941,113 and 1,290,222,821 shares		13		13
Additional paid-in capital		25,262		24,626
Retained earnings		19,974		17,683
Accumulated other comprehensive loss, net of tax		(2,600)		(1,634)
Less: Treasury stock of 227,598,128 and 171,995,262 common shares, at cost		(7,164)		(4,809)
Total The Bank of New York Mellon Corporation shareholders’ equity		38,037		37,441
Total permanent equity		38,775	[3]	38,474
Total liabilities, temporary equity and permanent equity		393,780		385,303
Operations
Cash and due from:
Banks		6,537		6,970
Interest-bearing deposits with the Federal Reserve and other central banks		113,203		96,682
Interest-bearing deposits with banks		15,146		19,495
Federal funds sold and securities purchased under resale agreements		24,373		20,302
Securities:
Held-to-maturity (fair value of $43,204 and $21,127)		43,312		20,933
Available-for-sale		75,867		98,330
Total securities		119,179		119,263
Trading assets		7,368		9,881
Loans (includes $422 and $21, at fair value)		63,703		59,132
Allowance for loan losses		(157)		(191)
Net loans		63,546		58,941
Premises and equipment		1,379		1,394
Accrued interest receivable		562		607
Goodwill		17,618		17,869
Intangible assets		3,842		4,127
Other assets (includes $1,087 and $1,916, at fair value)		19,626		20,490
Other assets		1,087		1,916
Total assets		392,379		376,021
Deposits:
Noninterest-bearing (principally U.S. offices)		96,277		104,240
Interest-bearing deposits in U.S. offices		51,704		53,236
Interest-bearing deposits in Non-U.S. offices		131,629		108,393
Total deposits		279,610		265,869
Federal funds purchased and securities sold under repurchase agreements		15,002		11,469
Trading liabilities		4,501		7,434
Payables to customers and broker-dealers		21,900		21,181
Other borrowed funds		523		786
Accrued taxes and other expenses		5,986		6,903
Other liabilities (including allowance for lending-related commitments of $118 and $89, also includes $392 and $451, at fair value)		5,490		5,025
Long-term debt (includes $359 and $347, at fair value)		21,547		20,264
Other liabilities		392		451
Total liabilities		354,559		338,931
Investment Management funds
Securities:
Trading assets		1,228		8,678
Other assets		173		604
Subtotal assets of consolidated investment management funds, at fair value		1,401		9,282
Deposits:
Trading liabilities		229		7,660
Other liabilities		17		9
Subtotal liabilities of consolidated investment management funds, at fair value		246		7,669
Permanent equity
Nonredeemable noncontrolling interests of consolidated investment management funds		$ 738		$ 1,033

[1]	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.
[2]	.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,935 million at Dec. 31, 2013 and $35,879 million at Dec. 31, 2014.